Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2011
Capital Requirements and Restriction on Retained Earnings [Abstract]
CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

NOTE 16—CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

The Corporation and Citizens are subject to regulatory capital requirements administered by the federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2011 and 2010, the most recent regulatory notifications categorized Citizens as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

At December 31, 2011, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to risk-weighted assets
Consolidated	$113,609	15.0%	$60,632	8.0%	n/a	n/a
Citizens	101,686	13.5	60,259	8.0	$75,323	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	100,068	13.2	30,324	4.0	n/a	n/a
Citizens	92,133	12.2	30,207	4.0	45,311	6.0
Tier I (Core) Capital to average assets
Consolidated	100,068	9.2	43,650	4.0	n/a	n/a
Citizens	92,133	8.4	43,873	4.0	54,841	5.0

At December 31, 2010, the Corporation’s and Citizens’ actual capital levels and minimum required levels were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total Capital to risk-weighted assets
Consolidated	$111,224	15.1%	$59,044	8.0%	n/a	n/a
Citizens	98,232	13.4	58,734	8.0	$73,417	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	101,755	13.8	29,537	4.0	n/a	n/a
Citizens	88,902	12.1	29,365	4.0	44,047	6.0
Tier I (Core) Capital to average assets
Consolidated	101,755	9.3	44,002	4.0	n/a	n/a
Citizens	88,902	8.1	43,956	4.0	54,946	5.0

The Corporation’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Citizens. Payment of dividends by Citizens to the Corporation is subject to restrictions by Citizens’ regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements.